Labor liabilities and pension plan obligations (Tables)	3 Months Ended
Mar. 31, 2024
Labor Liabilities And Pension Plan Obligations
Schedule of employees benefits

	March 31, 2024	December 31, 2023
Salaries and payroll charges	37,337	69,885
Provision for vacation	245,218	256,415
Provision for Christmas bonus	21,325	-
Healthcare plan (i)	117,551	86,147
Provision for profit sharing (ii)	122,353	97,514
Incentivized Dismissal Program - IDP (iii)	192,626	290,202
Consent Decree (TAC)	5,161	6,093
Knowledge Retention Program (KRP)	1,016	1,184
Total	742,587	807,440